[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]

November 1, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Van Kampen Unit Trusts, Taxable Income Series 183 File No. 333-158648 CIK #0001433476

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on October 26, 2022.

Very truly yours,

/s/ Tara Baker

Tara Baker
Vice President, Business
Operations and Quality Assurance

Invesco Capital Markets, Inc.